OPERATING LEASES - Operating Lease Income (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]			Total operating revenues
Operating lease income	$ 37,506	$ 176,028	$ 307,783	$ 337,418
Variable lease income / (expense)		7,539	5,837	9,663
Variable lease income / (expense)	(217)
Total operating lease income	$ 37,289	$ 183,567	$ 313,620	$ 347,081